Fair Value Measurement - Assets measured at fair value on a recurring basis (Details) - Recurring ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Assets measured at fair value on a recurring basis
Investment securities (Note 6)	¥ 2,318
Contingent consideration (note 5)	(17,704)
Level 1
Assets measured at fair value on a recurring basis
Investment securities (Note 6)	2,318
Level 3
Assets measured at fair value on a recurring basis
Contingent consideration (note 5)	¥ (17,704)